Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

September 30, 2020

VIPF2010-QTLY-1120
1.822344.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	209,332	$9,357,154
VIP Equity-Income Portfolio Initial Class (a)	469,872	9,839,110
VIP Growth & Income Portfolio Initial Class (a)	579,615	11,232,931
VIP Growth Portfolio Initial Class (a)	103,538	9,576,241
VIP Mid Cap Portfolio Initial Class (a)	85,375	2,730,300
VIP Value Portfolio Initial Class (a)	560,185	7,220,783
VIP Value Strategies Portfolio Initial Class (a)	331,831	3,533,995
TOTAL DOMESTIC EQUITY FUNDS
(Cost $35,289,052)		53,490,514

International Equity Funds - 18.9%
VIP Emerging Markets Portfolio Initial Class (a)	2,728,890	32,910,410
VIP Overseas Portfolio Initial Class (a)	1,349,818	32,112,166
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,243,296)		65,022,576

Bond Funds - 49.4%
Fidelity Inflation-Protected Bond Index Fund (a)	2,981,458	32,736,408
Fidelity Long-Term Treasury Bond Index Fund (a)	463,665	7,822,021
VIP High Income Portfolio Initial Class (a)	1,303,972	6,858,891
VIP Investment Grade Bond Portfolio Initial Class (a)	8,651,073	122,066,636
TOTAL BOND FUNDS
(Cost $152,978,725)		169,483,956

Short-Term Funds - 16.1%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $55,117,881)	55,117,881	55,117,881
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $290,628,954)		343,114,927
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64,453)
NET ASSETS - 100%		$343,050,474

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$30,510,489	$5,954,742	$6,336,309	$67,235	$111,696	$2,495,790	$32,736,408
Fidelity Long-Term Treasury Bond Index Fund	8,205,514	2,338,536	4,218,892	121,001	564,454	932,409	7,822,021
VIP Contrafund Portfolio Initial Class	8,958,033	3,545,849	4,821,987	54,704	720,338	954,921	9,357,154
VIP Emerging Markets Portfolio Initial Class	25,368,812	15,094,283	7,226,984	2,299,395	(20,718)	(304,983)	32,910,410
VIP Equity-Income Portfolio Initial Class	9,461,866	5,144,700	3,733,333	442,480	(86,218)	(947,905)	9,839,110
VIP Government Money Market Portfolio Initial Class 0.01%	53,021,428	21,299,454	19,203,001	175,005	--	--	55,117,881
VIP Growth & Income Portfolio Initial Class	10,787,727	5,920,509	4,195,719	565,645	61,952	(1,341,538)	11,232,931
VIP Growth Portfolio Initial Class	9,155,592	4,001,222	5,026,804	819,357	811,713	634,518	9,576,241
VIP High Income Portfolio Initial Class	6,521,610	1,719,693	1,174,728	50,179	(58,284)	(149,400)	6,858,891
VIP Investment Grade Bond Portfolio Initial Class	114,073,633	25,092,091	24,744,027	517,500	(67,912)	7,712,851	122,066,636
VIP Mid Cap Portfolio Initial Class	2,627,719	1,210,114	1,142,034	4,389	(30,162)	64,663	2,730,300
VIP Overseas Portfolio Initial Class	35,920,663	11,307,657	15,687,884	164,944	(83,406)	655,136	32,112,166
VIP Value Portfolio Initial Class	6,951,308	4,129,066	2,782,081	283,179	(85,617)	(991,893)	7,220,783
VIP Value Strategies Portfolio Initial Class	3,406,361	2,111,457	1,414,922	181,862	(53,149)	(515,752)	3,533,995
Total	$324,970,755	$108,869,373	$101,708,705	$5,746,875	$1,784,687	$9,198,817	$343,114,927

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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